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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Senior Loans*: 114.0%
Aerospace & Defense: 1.8%
			Avio Group	NR	NR
$87,000			Term Loan, 2.993%, maturing December 13, 2015			$79,415
			Delta Airlines, Inc.	Ba2	BB-
	2,940,000		Term Loan, 2.277%, maturing April 30, 2012			2,606,801
	500,000		Term Loan, 8.750%, maturing September 27, 2013			499,791
			Delta Airlines, Inc.	B2	B
	5,889,647		Term Loan, 3.534%, maturing April 30, 2014			4,827,408
			Forgings International, Ltd.	NR	NR
	500,000	(3)	Term Loan, maturing August 11, 2014			440,750
	500,000	(3)	Term Loan, maturing August 11, 2015			440,250
			McKechnie Aerospace DE, Inc.	B1	B+
	2,198,733	(3)	Term Loan, 2.250%, maturing May 11, 2014			2,044,822
			Spirit Aerosystems, Inc.	Ba2	BBB-
	442,803		Term Loan, 2.034%, maturing September 30, 2013			426,198
			Transdigm, Inc.	Ba2	BB-
	1,000,000		Term Loan, 2.289%, maturing June 23, 2013			953,750
			United Airlines, Inc.	B3	B+
	4,423,958		Term Loan, 2.313%, maturing February 01, 2014			3,441,207
						15,760,392
Automobile: 2.4%
			Dollar Thrifty Automotive Group, Inc.	B2	B-
	1,597,036	(3)	Term Loan, 2.734%, maturing June 15, 2014			1,341,510
			Ford Motor Company	Ba3	B-
	10,534,431	(3)	Term Loan, 3.287%, maturing December 16, 2013			9,296,635
			KAR Holdings, Inc.	Ba3	B
	5,785,568		Term Loan, 2.490%, maturing October 18, 2013			5,366,114
			Oshkosh Truck Corporation	B2	BB-
	3,206,363		Term Loan, 6.316%, maturing December 06, 2013			3,206,584
			TRW Automotive, Inc.	Ba3	BB-
	2,389,828		Term Loan, 6.250%, maturing February 09, 2014			2,390,576
						21,601,419
Beverage, Food & Tobacco: 2.6%
			ARAMARK Corporation	Ba3	BB
	1,900,230		Term Loan, 2.158%, maturing January 26, 2014			1,710,207
	831,811		Term Loan, 2.145%, maturing January 27, 2014			753,251
	1,920,224		Term Loan, 2.155%, maturing January 27, 2014			1,738,871
			Pierre Foods	B2	BB-
	831,250		Term Loan, 8.500%, maturing September 30, 2014			839,562
			Pinnacle Foods Holding Corporation	B2	B
	7,526,750		Term Loan, 2.994%, maturing April 02, 2014			6,875,686
			Sturm Foods, Inc.	B2	B-
	2,901,428		Term Loan, 2.813%, maturing January 31, 2014			2,685,634
			United Biscuits	NR	NR
GBP	2,500,000		Term Loan, 3.389%, maturing December 15, 2014			3,878,960
EUR	775,940		Term Loan, 3.684%, maturing December 15, 2014			1,110,257

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Beverage, Food & Tobacco (continued)
			Van Houtte, Inc.	Ba3	BB-
$1,726,595			Term Loan, 2.783%, maturing July 19, 2014			$1,647,819
	235,445		Term Loan, 2.783%, maturing July 19, 2014			224,703
			Wm. Wrigley Jr. Company	Baa3	BBB
	1,443,750		Term Loan, 6.500%, maturing September 30, 2014			1,451,868
						22,916,818
Buildings & Real Estate: 1.9%
			Capital Automotive, L.P.	Ba3	B
	4,080,063		Term Loan, 2.750%, maturing December 14, 2012			3,604,055
			Contech Construction Products, Inc.	B1	B
	2,516,620		Term Loan, 2.240%, maturing January 31, 2013			2,264,958
			Custom Building Products, Inc.	Ba2	BB-
	2,332,396		Term Loan, 8.000%, maturing October 29, 2011			2,271,171
			John Maneely Company	B3	B
	4,205,767		Term Loan, 3.508%, maturing December 09, 2013			3,874,563
			KCPC Acquisition, Inc.	Ba2	B-
	189,655		Term Loan, 2.563%, maturing May 22, 2014			145,086
	522,257		Term Loan, 2.563%, maturing May 22, 2014			399,527
			Tishman Speyer	NR	D
	3,000,000	(2)	Term Loan, 0.000%, maturing December 27, 2012			1,912,500
	2,552,632	(3)	Term Loan, 12.750%, maturing December 05, 2009			2,559,013
						17,030,873
Cargo Transport: 1.5%
			Baker Tanks, Inc.	B1	B
	3,412,500		Term Loan, 2.507%, maturing May 08, 2014			2,957,501
			Dockwise Transport, N.V.	NR	NR
	939,270		Term Loan, 2.283%, maturing January 11, 2015			901,307
	1,285,414		Term Loan, 2.283%, maturing January 11, 2015			1,233,461
	1,077,443		Term Loan, 3.158%, maturing January 11, 2016			1,033,896
	939,270		Term Loan, 3.158%, maturing January 11, 2016			901,307
	750,000		Term Loan, 4.783%, maturing July 11, 2016			665,625
	700,000		Term Loan, 4.783%, maturing July 11, 2016			621,250
		(1)	Gainey Corporation	NR	NR
	1,129,382	(2)	Term Loan, 11.250%, maturing April 20, 2012			296,463
			Inmar, Inc.	B1	B
	644,268		Term Loan, 2.490%, maturing April 30, 2013			586,283
			TNT Logistics	B1	B-
	1,872,140		Term Loan, 3.244%, maturing November 04, 2013			1,586,639
	723,070		Term Loan, 3.283%, maturing November 04, 2013			609,187
	1,000,000	(3)	Term Loan, maturing January 04, 2014			847,500
			US Shipping Partners, L.P.	NR	NR
	1,190,583		Term Loan, 9.200%, maturing November 12, 2013			904,843
						13,145,262
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	1,000,000		Term Loan, 5.750%, maturing August 07, 2015			1,002,500
						1,002,500
Chemicals, Plastics & Rubber: 7.6%
			AZ Chem US, Inc.	B1	BB-
EUR	703,473		Term Loan, 2.818%, maturing February 26, 2013			1,001,880
			Borsodchem Nyrt.	NR	NR
EUR	822,816	(2)	Term Loan, 3.042%, maturing September 19, 2014			905,098
EUR	824,838	(2)	Term Loan, 3.545%, maturing September 19, 2015			907,323
			Brenntag Holding GmbH & Co. KG	B1	BB-
	5,313,148		Term Loan, 1.987%, maturing January 20, 2014			$5,020,925
	1,727,096		Term Loan, 2.042%, maturing January 20, 2014			1,666,648

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
			Celanese	Ba2	BB+
$3,442,334			Term Loan, 1.994%, maturing April 02, 2014			$3,214,279
			Cristal Inorganic Chemicals, Inc.	B1	B
	3,302,275		Term Loan, 2.533%, maturing May 15, 2014			2,950,032
			GenTek Holding, LLC	B1	B+
	333,333		Term Loan, 7.000%, maturing October 28, 2014			335,764
			Hexion Specialty Chemicals, Inc.	B1	CCC+
	1,728,000		Term Loan, 2.452%, maturing May 05, 2013			1,259,280
	7,805,544		Term Loan, 2.563%, maturing May 06, 2013			6,502,018
	1,694,736		Term Loan, 2.563%, maturing May 06, 2013			1,411,715
	970,000		Term Loan, 2.563%, maturing May 06, 2013			808,010
			Huntsman International, LLC	Ba2	B+
	3,550,000	(3)	Term Loan, 2.484%, maturing June 30, 2016			3,234,937
			Ineos US Finance, LLC	Caa1	B-
	2,306,641		Term Loan, 7.001%, maturing December 17, 2012			2,056,756
EUR	133,495		Term Loan, 5.519%, maturing December 16, 2013			172,862
EUR	755,041		Term Loan, 5.519%, maturing December 16, 2013			977,695
	2,645,510		Term Loan, 7.501%, maturing December 16, 2013			2,285,059
	2,644,393		Term Loan, 10.001%, maturing December 16, 2014			2,284,095
EUR	754,568		Term Loan, 6.019%, maturing December 16, 2014			977,083
EUR	133,435		Term Loan, 6.019%, maturing December 16, 2014			172,784
			ISP Chemco, Inc.	Ba3	BB-
	3,897,627		Term Loan, 2.000%, maturing June 04, 2014			$3,659,595
			JohnsonDiversey, Inc.	Ba2	BB-
	1,700,000	(3)	Term Loan, maturing November 24, 2015			1,700,000
			Kraton Polymers, LLC	B1	B
	1,979,487		Term Loan, 2.313%, maturing May 13, 2013			1,883,482
		(1)	Lyondell Chemical Company	Ba1	NR
	2,174,333		Debtor In Possession Term Loan, 9.168%, maturing February 03, 2010			2,259,676
		(1)	Lyondell Chemical Company	Ba3	NR
	5,254,207		Debtor In Possession Term Loan, 5.279%, maturing February 03, 2010			5,129,420
		(1)	Lyondell Chemical Company	NR	NR
	430,440		Term Loan, 3.736%, maturing December 20, 2013			315,432
	705,485		Revolver, 3.736%, maturing December 22, 2014			515,004
	188,129		Revolver, 3.736%, maturing December 22, 2014			137,864
	1,344,149		Term Loan, 3.736%, maturing December 22, 2014			981,228
	540,102		Term Loan, 3.986%, maturing December 22, 2014			395,793
	540,102		Term Loan, 3.986%, maturing December 22, 2014			395,793
	540,102		Term Loan, 3.986%, maturing December 22, 2014			395,793
	2,343,652		Term Loan, 7.000%, maturing December 22, 2014			1,710,866
	2,343,652		Term Loan, 7.000%, maturing December 22, 2014			1,710,866
	2,343,652		Term Loan, 7.000%, maturing December 22, 2014			1,710,866
			MacDermid, Inc.	B2	B+
EUR	1,864,792		Term Loan, 2.638%, maturing April 11, 2014			2,264,437
	1,842,761		Term Loan, 2.236%, maturing April 12, 2014			1,606,274
		(1)	Northeast Biofuels, LLC	NR	NR
	115,095	(2)	Term Loan, 10.750%, maturing June 28, 2013			$17,264
			Polypore, Inc.	Ba2	BB-
	3,258,333		Term Loan, 2.490%, maturing July 03, 2014			3,005,812
						67,939,708
Containers, Packaging & Glass: 3.0%
			Berry Plastics Corporation	B1	B
	5,727,985		Term Loan, 2.300%, maturing April 03, 2015			4,852,875

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Containers, Packaging & Glass (continued)
			Graham Packaging Company	B1	B+
$273,436			Term Loan, 2.500%, maturing October 07, 2011			$265,282
2,736,490			Term Loan, 6.750%, maturing April 05, 2014			2,738,543
			Graphic Packaging International, Inc.	Ba3	BB-
6,013,106			Term Loan, 2.417%, maturing May 16, 2014			5,639,433
			Klockner Pentaplast	NR	NR
4,078,679			Term Loan, 3.523%, maturing January 03, 2016			3,134,465
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 1.930%, maturing June 14, 2013			945,444
			Pro Mach, Inc.	B1	B
2,322,790			Term Loan, 2.490%, maturing December 14, 2011			$2,090,511
			Reynolds Consumer Products Holdings, Inc.	B1	BB-
1,250,000		(3)	Term Loan, maturing November 06, 2015			1,251,172
		(1)	Smurfit-Stone Container Corporation	NR	D
286,513		(3)	Revolver, 3.057%, maturing November 01, 2009			280,783
863,924		(3)	Revolver, 2.841%, maturing November 02, 2009			846,646
174,149		(3)	Term Loan, 4.500%, maturing November 01, 2010			170,231
197,323		(3)	Term Loan, 2.500%, maturing November 01, 2011			192,883
371,921		(3)	Term Loan, 2.500%, maturing November 01, 2011			364,018
112,448		(3)	Term Loan, 2.500%, maturing November 01, 2011			109,567
			Tegrant Holding Company	Caa3	CC
500,000			Term Loan, 5.790%, maturing March 08, 2015			192,500
			Xerium Technologies, Inc.	Caa3	CC
4,402,559			Term Loan, 5.783%, maturing May 18, 2012			3,650,456
						26,724,809
Data and Internet Services: 6.1%
			Activant Solutions, Inc.	B1	B
43,744			Term Loan, 2.812%, maturing May 01, 2013			40,326
3,031,726			Term Loan, 2.313%, maturing May 02, 2013			2,794,873
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 2.424%, maturing July 01, 2013			1,775,799
EUR	1,268,581		Term Loan, 2.924%, maturing July 01, 2014			1,775,799
			Audatex	Ba3	BB-
1,071,461			Term Loan, 2.063%, maturing May 16, 2014			$1,025,254
			Carlson Wagonlit Holdings, B.V.	B2	CCC+
2,637,337			Term Loan, 4.031%, maturing August 03, 2012			2,261,516
			First Data Corporation	B1	B+
2,624,335			Term Loan, 2.990%, maturing September 24, 2014			2,193,141
5,020,154			Term Loan, 3.035%, maturing September 24, 2014			4,188,344
8,149,591			Term Loan, 3.035%, maturing September 24, 2014			6,788,495
			L-1 Identity Solutions Operating Company	Ba3	BB+
480,047			Term Loan, 7.250%, maturing August 05, 2013			482,047
			Language Line, Inc.	Ba3	B+
1,785,714			Term Loan, 5.750%, maturing November 04, 2015			1,757,813
			Mitchell International, Inc.	Caa1	CCC+
250,000			Term Loan, 5.563%, maturing March 30, 2015			205,000
			Orbitz	B2	B+
7,795,378			Term Loan, 3.256%, maturing July 25, 2014			7,004,701
			Reynolds & Reynolds Company	Ba2	BB
5,180,995			Term Loan, 2.234%, maturing October 26, 2012			4,743,849
			Sabre, Inc.	B1	B
8,117,064			Term Loan, 2.491%, maturing September 30, 2014			6,933,888

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Data and Internet Services (continued)
		Sitel, LLC	B3	B
$1,855,028		Term Loan, 5.768%, maturing January 30, 2014			$1,618,512
		Sungard Data Systems, Inc.	Ba3	BB
	106,016	Term Loan, 1.992%, maturing February 28, 2014			97,485
	1,482,519	Term Loan, 6.750%, maturing February 28, 2014			1,499,568
	2,868,486	Term Loan, 3.899%, maturing February 26, 2016			2,709,696
		Transaction Network Services, Inc.	Ba3	BB
	2,500,000	Term Loan, 6.000%, maturing November 17, 2015			2,501,172
		Travelport, Inc.	Ba3	B
	1,556,322	Term Loan, 2.781%, maturing August 23, 2013			1,385,127
	977,500	Term Loan, 2.781%, maturing August 23, 2013			874,374
	312,277	Term Loan, 2.783%, maturing August 23, 2013			277,926
					54,934,705
Diversified / Conglomerate Manufacturing: 3.5%
		BOC Edwards	B3	B
	3,176,875	Term Loan, 2.256%, maturing May 31, 2014			2,680,488
		Brand Services, Inc.	B1	B
	2,801,438	Term Loan, 2.313%, maturing February 07, 2014			2,521,294
	1,225,000	Term Loan, 3.563%, maturing February 07, 2014			1,123,325
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 6.313%, maturing February 06, 2015			1,291,000
		Dresser, Inc.	B2	B+
	4,352,885	Term Loan, 2.521%, maturing May 04, 2014			4,017,090
		EPD, Inc.	B3	NR
	552,656	Term Loan, 2.490%, maturing July 31, 2014			440,882
	3,858,750	Term Loan, 2.490%, maturing July 31, 2014			3,078,318
		Ferretti, S.P.A.	NR	NR
EUR	577,808	Term Loan, 3.794%, maturing January 31, 2015			319,058
EUR	578,801	Term Loan, 4.294%, maturing January 31, 2016			319,606
EUR	93,038	Term Loan, 6.794%, maturing January 31, 2017			17,435
		Flextronics International, Ltd.	Ba1	BB+
	906,250	Term Loan, 2.518%, maturing October 01, 2014			$834,278
	259,790	Term Loan, 2.534%, maturing October 01, 2014			239,158
		Manitowoc Company, Inc.	B1	BB
	3,984,950	Term Loan, 7.500%, maturing November 06, 2014			3,838,005
		Mueller Group, Inc.	B1	BB-
	568,507	Term Loan, 5.281%, maturing May 23, 2014			558,914
		Rexnord Corporation / RBS Global, Inc.	B1	BB-
	972,500	Term Loan, 2.500%, maturing July 19, 2013			919,418
	1,000,000	Term Loan, 2.786%, maturing July 19, 2013			945,417
		Sensata Technologies	B3	B
	6,100,864	Term Loan, 2.031%, maturing April 26, 2013			5,429,769
EUR	1,935,051	Term Loan, 2.728%, maturing April 26, 2013			2,509,304
		Textron Fastening Systems	Caa1	CCC+
	490,106	Term Loan, 14.000%, maturing August 11, 2013			$336,948
					31,419,707
Diversified / Conglomerate Service: 3.2%
		Affinion Group	Ba2	BB
	3,899,193	Term Loan, 2.734%, maturing October 17, 2012			3,707,482
		AlixPartners, LLP	Ba3	BB
	2,578,769	Term Loan, 2.292%, maturing October 12, 2013			2,485,289
		Brickman Group	Ba3	BB-
	1,437,215	Term Loan, 2.283%, maturing January 23, 2014			1,336,610

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Service (continued)
			Brock Holdings, Inc.	Caa1	B
$1,398,885			Term Loan, 2.604%, maturing February 26, 2014			$1,122,605
			Catalina Marketing Corporation	Ba3	BB-
3,355,225			Term Loan, 2.987%, maturing October 01, 2014			3,131,543
			Coach America Holdings, Inc.	B2	B
2,335,057			Term Loan, 3.040%, maturing April 18, 2014			2,101,552
493,837			Term Loan, 2.940%, maturing April 20, 2014			444,453
			Intergraph Corporation	Ba3	BB-
1,000,000			Term Loan, 2.256%, maturing May 29, 2014			938,750
			ISS Global A/S	NR	NR
EUR	245,614		Term Loan, 2.771%, maturing December 31, 2013			341,684
EUR	1,754,386		Term Loan, 2.771%, maturing December 31, 2013			2,440,602
			ISTA International GmbH	NR	NR
EUR	1,622,153	(3)	Term Loan, maturing May 14, 2015			2,210,281
EUR	377,847	(3)	Term Loan, maturing May 14, 2015			514,840
			Valleycrest Companies, LLC	B1	B
1,801,197			Term Loan, 2.290%, maturing March 12, 2014			$1,657,101
			Vertafore, Inc.	B1	B
1,012,806			Term Loan, 5.500%, maturing July 31, 2014			969,762
			West Corporation	B1	BB-
2,167,340			Term Loan, 2.612%, maturing October 24, 2013			1,947,888
3,148,379			Term Loan, 4.111%, maturing July 15, 2016			2,921,696
						28,272,138
Diversified Natural Resources, Precious Metals & Minerals: 0.4%
			Georgia Pacific, LLC	Ba2	BBB
1,177,135			Term Loan, 2.295%, maturing December 20, 2012			1,121,733
1,994,872			Term Loan, 2.273%, maturing December 20, 2012			1,900,983
648,293			Term Loan, 3.534%, maturing December 20, 2014			636,948
						3,659,664
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
1,075,250			Term Loan, 2.240%, maturing April 02, 2014			876,329
			Synagro Technologies, Inc.	Caa3	CCC-
590,000			Term Loan, 4.990%, maturing October 02, 2014			391,366
						1,267,695
Electronics: 2.0%
			Aeroflex, Inc.	Ba3	BB-
1,964,922			Term Loan, 3.563%, maturing August 15, 2014			1,788,900
			Brocade Communications Systems, Inc.	Ba2	BB+
2,547,212			Term Loan, 6.250%, maturing October 07, 2013			2,565,919
			Decision One	NR	NR
471,529			Term Loan, 15.000%, maturing November 29, 2013			471,529
			Freescale Semiconductor, Inc.	B2	B-
3,544,396			Term Loan, 1.994%, maturing November 29, 2013			2,909,357
			Infor Global Solutions	B1	B+
488,750			Term Loan, 2.990%, maturing July 28, 2012			430,405
EUR	972,500		Term Loan, 3.426%, maturing July 28, 2012			1,257,458
846,669			Term Loan, 3.990%, maturing July 28, 2012			$747,186
1,622,783			Term Loan, 3.990%, maturing July 28, 2012			1,432,106
			Infor Global Solutions	Caa2	CCC+
EUR	500,000		Term Loan, 6.686%, maturing March 02, 2014			498,467
			Kronos, Inc.	Ba3	B+
3,596,549			Term Loan, 2.283%, maturing June 11, 2014			$3,357,378

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Electronics (continued)
			ON Semiconductor	Baa3	BB+
$2,625,801			Term Loan, 1.984%, maturing September 03, 2013			$2,468,253
						17,926,958
Finance: 0.9%
			LPL Holdings, Inc.	Ba3	B+
4,356,584			Term Loan, 2.936%, maturing June 28, 2013			4,063,878
			Nuveen Investments, Inc.	B3	B
4,893,540			Term Loan, 3.281%, maturing November 13, 2014			4,114,396
						8,178,274
Foreign Cable, Foreign TV, Radio and Equipment: 3.5%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032	(3)	Term Loan, maturing September 15, 2014			332,874
EUR	112,665	(3)	Term Loan, maturing September 15, 2014			165,189
EUR	160,304	(3)	Term Loan, maturing September 15, 2014			235,037
EUR	500,000	(3)	Term Loan, maturing September 14, 2015			733,100
			Numericable / YPSO France SAS	NR	NR
EUR	446,759		Term Loan, 2.676%, maturing June 16, 2014			536,179
EUR	1,157,652		Term Loan, 2.676%, maturing June 16, 2014			1,389,360
EUR	728,922		Term Loan, 2.676%, maturing June 16, 2014			874,817
EUR	231,625		Term Loan, 3.176%, maturing December 31, 2015			276,428
EUR	435,042		Term Loan, 3.176%, maturing December 31, 2015			519,191
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.108%, maturing July 02, 2014			269,121
EUR	64,583		Term Loan, 2.464%, maturing July 02, 2014			80,292
EUR	1,190,021		Term Loan, 2.464%, maturing July 02, 2014			1,479,462
EUR	60,482		Term Loan, 2.589%, maturing July 03, 2015			76,998
EUR	1,344,256		Term Loan, 2.589%, maturing July 03, 2015			1,711,352
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.438%, maturing January 30, 2015			1,948,519
EUR	1,500,000		Term Loan, 3.403%, maturing January 29, 2016			1,948,519
			UPC Financing Partnership	Ba3	B+
2,593,151			Term Loan, 1.994%, maturing December 31, 2014			$2,403,527
1,406,849			Term Loan, 3.744%, maturing December 30, 2016			1,343,892
EUR	3,441,622		Term Loan, 4.178%, maturing December 31, 2016			4,749,970
EUR	2,482,502		Term Loan4.428%, maturing December 31, 2017			3,456,475
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,117,088		Term Loan, 2.898%, maturing September 03, 2012			1,802,432
GBP	1,344,879		Term Loan, 2.898%, maturing September 03, 2012			2,169,975
GBP	515,999		Term Loan, 2.932%, maturing September 03, 2012			832,570
GBP	262,373		Term Loan, 3.809%, maturing September 03, 2012			423,341
GBP	500,000		Term Loan, 4.431%, maturing September 03, 2012			802,063
GBP	500,000		Term Loan, 4.173%, maturing September 03, 2012			802,063
						31,362,746
Gaming: 3.8%
			Cannery Casino Resorts, LLC	B3	B+
608,660			Term Loan, 2.487%, maturing May 18, 2013			$522,306
503,229			Term Loan, 2.492%, maturing May 20, 2013			431,833
			CCM Merger, Inc.	B3	BB-
3,154,451			Term Loan, 2.563%, maturing July 13, 2012			3,013,488
		(1)	Fontainebleau Las Vegas, LLC	NR	NR
1,000,000		(2)	Term Loan, 6.000%, maturing June 06, 2014			318,333
2,000,000		(2)	Term Loan, 6.000%, maturing June 06, 2014			636,666
			Golden Nugget, Inc.	Caa3	CC
1,670,849			Term Loan, 2.260%, maturing June 30, 2014			1,148,709
951,181			Term Loan, 2.262%, maturing June 30, 2014			653,937
			Green Valley Ranch Gaming, LLC	Caa3	CCC+
938,636			Term Loan, 2.283%, maturing February 16, 2014			688,724
			Green Valley Ranch Gaming, LLC	Ca	CC
500,000			Term Loan, 3.549%, maturing August 16, 2014			123,750

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Gaming (continued)
		Harrahs Operating Company, Inc.	Caa1	B-
$4,102,900		Term Loan, 3.282%, maturing January 28, 2015			$3,197,414
1,308,037	(3)	Term Loan, 3.282%, maturing January 28, 2015			1,020,269
3,675,717		Term Loan, 3.282%, maturing January 28, 2015			2,863,122
1,555,556		Term Loan, 9.500%, maturing October 31, 2016			1,511,611
		Isle of Capri Casinos, Inc.	B1	B+
532,489		Term Loan, 1.984%, maturing July 25, 2014			497,730
857,793		Term Loan, 1.984%, maturing July 25, 2014			801,798
2,144,481		Term Loan, 2.033%, maturing July 25, 2014			2,004,493
		Las Vegas Sands, LLC	B3	B-
1,580,000		Term Loan, 2.040%, maturing May 23, 2014			1,319,300
6,256,000		Term Loan, 2.040%, maturing May 23, 2014			5,223,760
		New World Gaming Partners, Ltd.	B3	CCC-
746,250		Term Loan, 2.787%, maturing September 30, 2014			621,720
3,684,375		Term Loan, 2.787%, maturing September 30, 2014			3,069,545
		Penn National Gaming, Inc.	Ba2	BB+
14,407		Term Loan, 1.996%, maturing October 03, 2012			13,822
		Seminole Tribe of Florida	Baa3	BBB
20,151		Term Loan, 1.783%, maturing March 05, 2014			18,934
		VML US Finance, LLC	B3	B-
545,193		Term Loan, 5.790%, maturing May 25, 2012			517,933
3,694,156		Term Loan, 5.790%, maturing May 27, 2013			3,509,448
					33,728,645
Healthcare, Education and Childcare: 12.1%
		Accellent, Inc.	B1	B+
3,362,180		Term Loan, 2.506%, maturing November 22, 2012			3,110,017
		AGA Medical Corporation	B2	BB-
2,722,471		Term Loan, 2.280%, maturing April 26, 2013			2,409,387
		Bausch & Lomb, Inc.	B1	BB-
383,435		Term Loan, 3.519%, maturing April 24, 2015			360,428
1,578,947		Term Loan, 3.533%, maturing April 24, 2015			1,484,211
		Biomet, Inc.	B1	BB-
5,979,670		Term Loan, 3.282%, maturing March 25, 2015			5,679,538
		Bright Horizons Family Solutions, Inc.	Ba3	BB-
464,706		Term Loan, 6.250%, maturing May 28, 2015			463,776
		Catalent Pharma Solutions	Ba3	BB-
5,626,055		Term Loan, 2.484%, maturing April 10, 2014			4,749,330
		CHG Medical Staffing, Inc.	Ba3	B+
400,000		Term Loan, 0.158%, maturing January 08, 2013			376,000
1,816,500		Term Loan, 2.755%, maturing January 08, 2013			1,707,510
		CHS/Community Health Systems, Inc.	Ba3	BB
9,834,172		Term Loan, 2.506%, maturing July 25, 2014			9,012,605
477,091		Term Loan, 2.506%, maturing July 25, 2014			437,234
		Concentra Operating Corporation	Ba3	B+
2,737,000		Term Loan, 2.540%, maturing June 25, 2014			2,545,410
		CRC Health Corporation	Ba3	BB-
587,360		Term Loan, 2.533%, maturing February 06, 2013			527,156
665,223		Term Loan, 2.533%, maturing February 06, 2013			597,038
		Education Management Corporation	B1	BB-
3,135,571		Term Loan, 2.063%, maturing June 03, 2013			2,892,075
		Emdeon Business Services, LLC	B1	BB
2,734,719		Term Loan, 2.290%, maturing November 16, 2013			2,580,891

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
			Gambro	NR	NR
$1,670,984		(3)	Term Loan, 2.770%, maturing June 05, 2014			$1,472,554
SEK	2,111,070		Term Loan, 2.998%, maturing June 05, 2014			265,972
SEK	2,146,343		Term Loan, 2.998%, maturing June 05, 2014			270,416
1,670,984		(3)	Term Loan, 3.270%, maturing June 05, 2015			$1,472,554
SEK	2,146,343		Term Loan, 3.498%, maturing June 05, 2015			270,416
SEK	2,111,070		Term Loan, 3.498%, maturing June 05, 2015			265,972
			Harlan Sprague Dawley, Inc.	B2	BB-
3,444,875			Term Loan, 2.789%, maturing July 14, 2014			$3,171,438
			Harrington Holdings, Inc.	B1	BB-
2,593,333			Term Loan, 2.484%, maturing December 28, 2013			2,376,142
			HCA, Inc.	Ba3	BB
11,363,039			Term Loan, 2.533%, maturing November 18, 2013			10,579,705
			Health Management Associates, Inc.	B1	BB-
3,476,555			Term Loan, 2.033%, maturing February 28, 2014			3,169,314
			Iasis Healthcare, LLC	Ba2	B+
1,001,337			Term Loan, 2.234%, maturing March 14, 2014			928,740
2,893,485			Term Loan, 2.234%, maturing March 14, 2014			2,683,707
270,403			Term Loan, 2.235%, maturing March 14, 2014			250,799
			IM US Holdings, LLC	Ba2	BB
3,912,778			Term Loan, 2.258%, maturing June 26, 2014			3,609,538
			Life Technologies Corporation	Baa3	BBB-
1,386,875			Term Loan, 5.250%, maturing November 20, 2015			1,388,019
			Molnlycke Health Care Group	NR	NR
EUR	200,000	(3)	Term Loan, maturing March 30, 2015			280,154
GBP	250,000	(3)	Term Loan, maturing March 31, 2015			378,872
EUR	200,000	(3)	Term Loan, maturing March 30, 2016			280,154
GBP	250,000	(3)	Term Loan, maturing March 31, 2016			378,872
			Multiplan, Inc.	B1	B+
1,637,060			Term Loan, 2.750%, maturing April 12, 2013			$1,540,473
			National Mentor, Inc.	Ba3	B+
126,588			Term Loan, 2.096%, maturing June 29, 2013			113,297
3,070,775			Term Loan, 2.290%, maturing June 29, 2013			2,748,344
			Nycomed	NR	NR
EUR	54,917		Term Loan, 2.930%, maturing December 29, 2014			76,688
EUR	388,312		Term Loan, 2.930%, maturing December 29, 2014			542,248
EUR	1,397,300		Term Loan, 2.930%, maturing December 29, 2014			1,951,221
EUR	86,211		Term Loan, 2.930%, maturing December 29, 2014			120,388
EUR	535,383		Term Loan, 2.930%, maturing December 29, 2014			747,621
EUR	1,397,300		Term Loan, 3.680%, maturing December 29, 2015			1,951,221
EUR	86,211		Term Loan, 3.680%, maturing December 29, 2015			120,388
EUR	54,917		Term Loan, 3.680%, maturing December 29, 2015			76,688
EUR	388,312		Term Loan, 3.680%, maturing December 29, 2015			542,248
EUR	535,383		Term Loan, 3.680%, maturing December 29, 2015			747,621
			Orthofix International / Colgate Medical	B1	BB+
1,534,697			Term Loan, 6.750%, maturing September 22, 2013			$1,521,268
			Quintiles Transnational Corporation	B1	BB
1,205,811			Term Loan, 2.283%, maturing March 31, 2013			1,135,723
			Renal Advantage, Inc.	B1	B+
4,169,236			Term Loan, 2.788%, maturing October 05, 2012			3,960,774
			Sterigenics International, Inc.	B3	B+
1,344,351			Term Loan, 2.554%, maturing November 21, 2013			1,263,690
			Sun Healthcare Group, Inc.	Ba2	B+
305,747			Term Loan, 2.283%, maturing April 21, 2014			289,313
1,308,757			Term Loan, 2.398%, maturing April 21, 2014			1,238,411

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
			Surgical Care Affiliates, LLC	Ba3	B
$1,937,589			Term Loan, 2.301%, maturing December 29, 2014			$1,769,261
			Team Health, Inc.	B1	BB-
2,674,517			Term Loan, 2.271%, maturing November 23, 2012			2,493,987
			United Surgical Partners International, Inc.	Ba3	B
2,044,355			Term Loan, 2.264%, maturing April 19, 2014			1,850,141
386,195			Term Loan, 2.240%, maturing April 21, 2014			349,506
			VWR International, Inc.	B1	B+
EUR	2,493,750		Term Loan, 2.936%, maturing June 29, 2014			3,336,614
2,493,750			Term Loan, 2.734%, maturing June 30, 2014			2,217,879
			Warner Chilcott Company, LLC	B1	BB+
1,168,907		(3)	Term Loan, maturing October 30, 2014			$1,167,260
584,454		(3)	Term Loan, maturing April 30, 2015			583,721
1,285,798		(3)	Term Loan, maturing April 30, 2015			1,284,187
						108,166,125
Home & Office Furnishings: 1.0%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(2)	Term Loan, 3.023%, maturing October 19, 2014			1,260,222
EUR	1,250,000	(2)	Term Loan, 3.523%, maturing October 19, 2015			1,260,222
			Hilding Anders	NR	NR
SEK	20,194,780		Term Loan, 3.605%, maturing March 31, 2015			1,987,338
EUR	367,247		Term Loan, 3.759%, maturing April 25, 2015			410,165
			National Bedding Company	B1	BB-
2,086,160			Term Loan, 2.279%, maturing February 28, 2013			$1,893,191
			Springs Window Fashions, LLC	B2	B+
2,301,429			Term Loan, 3.063%, maturing December 31, 2012			2,059,779
						8,870,917
Insurance: 2.1%
			AmWINS Group, Inc.	B2	B-
2,443,750			Term Loan, 2.773%, maturing June 08, 2013			2,013,039
			Applied Systems, Inc.	B1	B-
1,200,004			Term Loan, 2.734%, maturing September 26, 2013			1,140,754
			Conseco, Inc.	Caa1	CCC
6,010,700			Term Loan, 6.500%, maturing October 10, 2013			5,529,844
			Crump Group	B2	B
1,913,237			Term Loan, 3.240%, maturing August 01, 2014			1,712,347
			Hub International, Ltd.	B2	B
539,599			Term Loan, 2.734%, maturing June 13, 2014			471,700
2,400,635			Term Loan, 2.734%, maturing June 13, 2014			2,098,556
			Swett & Crawford	B3	B-
3,080,842			Term Loan, 2.531%, maturing April 03, 2014			2,618,716
			USI Holdings Corporation	B2	B-
600,000			Term Loan, 5.300%, maturing April 15, 2014			582,375
2,694,312			Term Loan, 3.040%, maturing May 05, 2014			2,332,824
						18,500,155
Leisure, Amusement, Entertainment: 4.2%
			24 Hour Fitness Worldwide, Inc.	Ba3	B+
4,101,250			Term Loan, 2.766%, maturing June 08, 2012			3,841,506
			Alpha D2, Ltd.	NR	NR
1,017,315			Term Loan, 2.359%, maturing December 31, 2013			899,306
1,506,081			Term Loan, 2.359%, maturing December 31, 2013			1,331,375
			AMF Bowling Worldwide, Inc.	B1	B
2,904,279			Term Loan, 2.741%, maturing June 08, 2013			2,483,158

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

Bank Loan
Ratings†
(Unaudited)
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Leisure, Amusement, Entertainment (continued)
Cedar Fair, L.P.	Ba3	BB-
$2,649,115	Term Loan, 4.234%, maturing August 30, 2014	$2,527,255
HIT Entertainment, Inc.	B1	B-
3,404,852	Term Loan, 2.528%, maturing March 20, 2012	2,936,685
Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 1.719%, maturing October 31, 2010	146,250
373,093	Term Loan, 4.813%, maturing October 28, 2011	354,439
Metro-Goldwyn-Mayer, Inc.	Ba3	B+
18,837,976	(2)	Term Loan, 0.000%, maturing April 08, 2012	11,946,423
11,784,827	(2)	Term Loan, 0.000%, maturing April 08, 2012	7,473,548
NEP II, Inc.	B1	B
4,384,993	Term Loan, 2.533%, maturing February 16, 2014	4,045,156
37,985,101
Lodging: 2.0%
Audio Visual Services Corporation	NR	NR
1,470,000	Term Loan, 2.540%, maturing February 28, 2014	1,036,350
Hotel Del Coronado	B1	B+
24,600,000	Term Loan, 1.989%, maturing January 15, 2011	16,728,000
17,764,350
Machinery: 0.5%
Kion Group	NR	NR
EUR	1,238,909	Term Loan, 4.188%, maturing December 23, 2014	1,265,756
500,000	(3)	Term Loan, maturing December 23, 2014	$340,750
EUR	1,145,833	Term Loan, 4.438%, maturing December 23, 2015	1,170,664
500,000	(3)	Term Loan, maturing December 23, 2015	$340,750
NACCO Materials Handling Group, Inc.	NR	NR
1,967,500	Term Loan, 2.352%, maturing March 22, 2013	1,574,000
4,691,920
Mining, Steel, Iron & Nonprecious Metals: 1.2%
Continental Alloys & Services, Inc.	Caa2	CCC
464,442	Term Loan, 4.743%, maturing June 14, 2012	399,420
Noranda Aluminum Acquisition Corporation	B2	D
2,774,795	Term Loan, 2.236%, maturing May 18, 2014	2,247,584
Novelis	Ba3	BB-
1,527,344	Term Loan, 2.240%, maturing July 06, 2014	1,366,496
3,360,254	Term Loan, 2.263%, maturing July 06, 2014	3,006,379
Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
3,432,816	Term Loan, 2.262%, maturing May 08, 2014	3,231,138
333,231	Term Loan, 2.283%, maturing May 08, 2014	313,653
10,564,670
North American Cable: 7.4%
Block Communications, Inc.	Ba1	BB
1,203,125	Term Loan, 2.283%, maturing December 22, 2011	1,124,922
Bresnan Communications, LLC	B1	BB-
4,726,250	Term Loan, 2.286%, maturing March 29, 2014	4,426,922
Cequel Communications, LLC	Ba3	BB-
22,970,884	Term Loan, 2.261%, maturing November 05, 2013	21,295,916
Cequel Communications, LLC	B3	B-
1,975,000	Term Loan, 4.757%, maturing May 05, 2014	1,893,531
(1)	Charter Communications Operating, LLC	Ba2	D
10,388,060	Term Loan, 4.260%, maturing March 06, 2014	9,639,257
CSC Holdings, Inc.	Baa3	BBB-
2,036,107	Term Loan, 2.049%, maturing March 29, 2013	1,922,708

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
North American Cable (continued)
		Insight Midwest Holdings, LLC	B1	B+
$1,162,500		Term Loan, 2.290%, maturing April 07, 2014			$1,091,712
		Knology, Inc.	B1	B
	2,889,555	Term Loan, 3.783%, maturing June 30, 2014			2,773,973
		Mediacom Broadband, LLC	Ba3	BB-
	5,890,336	Term Loan, 1.980%, maturing January 31, 2015			5,341,798
		Mediacom LLC Group	Ba3	BB-
	6,338,285	Term Loan, 1.730%, maturing January 31, 2015			5,741,428
	1,800,000	Term Loan, 5.500%, maturing March 31, 2017			1,801,125
		San Juan Cable, LLC	B1	BB-
	3,852,549	Term Loan, 2.040%, maturing October 31, 2012			3,616,580
		Wideopenwest Finance, LLC	B1	B-
	5,804,167	Term Loan, 2.768%, maturing June 18, 2014			5,332,578
					66,002,450
Oil & Gas: 1.6%
		Alon USA	B1	BB
	215,000	Term Loan, 2.484%, maturing June 22, 2013			181,675
	1,720,000	Term Loan, 2.490%, maturing June 22, 2013			1,453,400
		CGGVeritas Services, Inc.	Ba1	BB+
	1,619,095	Term Loan, 3.708%, maturing January 12, 2014			1,591,773
		CR Gas Storage	Ba3	BB
	137,359	Term Loan, 1.987%, maturing May 12, 2013			128,774
	1,953,628	Term Loan, 1.989%, maturing May 12, 2013			1,831,526
	202,776	Term Loan, 1.989%, maturing May 12, 2013			190,103
		Hercules Offshore, LLC	B2	B
	2,189,845	Term Loan, 8.500%, maturing July 11, 2013			2,104,076
		MEG Energy	B1	BB+
	3,127,283	Term Loan, 2.290%, maturing April 03, 2013			2,873,191
	3,067,678	Term Loan, 2.290%, maturing April 03, 2013			2,818,429
		Targa Resources, Inc.	Ba3	BB-
	124,019	Term Loan, 2.234%, maturing October 31, 2012			120,940
	396,257	Term Loan, 2.283%, maturing October 31, 2012			386,421
		Vulcan Energy Corporation	Ba2	BB
	750,000	Term Loan, 5.500%, maturing September 29, 2015			755,625
					14,435,933
Other Broadcasting and Entertainment: 0.9%
		Deluxe Entertainment Services Group, Inc.	Ba3	B-
	153,334	Term Loan, 2.533%, maturing May 11, 2013			142,121
	88,290	Term Loan, 2.633%, maturing May 11, 2013			81,834
	1,488,866	Term Loan, 5.490%, maturing May 11, 2013			1,379,993
		VNU	Ba3	B+
	2,765,384	Term Loan, 2.242%, maturing August 09, 2013			2,499,711
	4,674,486	Term Loan, 3.992%, maturing May 02, 2016			4,294,684
					8,398,343
Other Telecommunications: 1.9%
		Asurion Corporation	B1	B
	4,250,000	Term Loan, 3.246%, maturing July 03, 2014			4,008,094
		BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,312,967	Term Loan, 2.313%, maturing September 30, 2014			1,811,625
EUR	1,313,237	Term Loan, 2.563%, maturing September 30, 2015			1,811,997
		Consolidated Communications	B1	B+
	1,000,000	Term Loan, 2.740%, maturing December 31, 2014			$925,000
		Gabriel Communications	B2	B-
	333,333	Term Loan, 3.500%, maturing May 31, 2014			330,833

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Other Telecommunications (continued)
	(1)	Hawaiian Telcom Communications, Inc.	NR	NR
$2,862,555		Term Loan, 4.750%, maturing June 01, 2014			$2,071,775
		Kentucky Data Link, Inc.	B1	B-
2,916,762		Term Loan, 2.484%, maturing February 26, 2014			2,705,297
		One Communications	B2	B-
1,536,345		Term Loan, 4.585%, maturing June 30, 2012			1,367,347
		Time Warner Telecom Holdings, Inc.	Ba1	B+
565		Term Loan, 2.006%, maturing January 07, 2013			536
		U.S. Telepacific Corporation	B1	CCC
2,022,464	(3)	Term Loan, 4.303%, maturing August 04, 2011			1,789,881
					16,822,385
Personal & Nondurable Consumer Products: 2.1%
		Advantage Sales and Marketing	B1	B
3,522,151		Term Loan, 2.290%, maturing March 29, 2013			3,284,406
		Bushnell Performance Optics	Ba3	B-
1,690,355		Term Loan, 4.533%, maturing August 24, 2013			1,470,609
		Fender Musical Instruments Corporation	B2	B+
1,152,083		Term Loan, 2.540%, maturing June 09, 2014			985,031
2,280,833		Term Loan, 2.540%, maturing June 09, 2014			1,950,113
		Huish Detergents, Inc.	Ba2	BB
2,235,877		Term Loan, 1.990%, maturing April 26, 2014			2,134,330
		Information Resources, Inc.	B1	B-
340,173		Term Loan, 2.008%, maturing May 16, 2014			311,258
		Jarden Corporation	Ba2	BB
1,015,027		Term Loan, 2.033%, maturing January 24, 2012			972,099
248,851		Term Loan, 2.033%, maturing January 24, 2012			239,104
1,438,968		Term Loan, 3.533%, maturing January 26, 2015			1,419,182
		KIK Custom Products, Inc.	B3	CCC+
71,707		Term Loan, 2.540%, maturing June 02, 2014			57,724
1,918,293	(3)	Term Loan, 2.540%, maturing June 02, 2014			1,544,226
		Mega Bloks, Inc.	Caa3	C
957,500		Term Loan, 9.750%, maturing July 26, 2012			493,112
		Spectrum Brands, Inc.	B3	B-
56,383		Term Loan, 8.000%, maturing June 29, 2012			54,798
1,108,903		Term Loan, 8.019%, maturing June 29, 2012			1,077,715
		Yankee Candle Company, Inc.	Ba3	BB-
3,425,164		Term Loan, 2.240%, maturing February 06, 2014			3,170,723
					19,164,430
Personal, Food & Miscellaneous: 2.0%
		Acosta, Inc.	B1	B
3,384,142		Term Loan, 2.490%, maturing July 28, 2013			3,113,410
		Arbys Restaurant Group, Inc.	Ba2	BB
2,402,376		Term Loan, 7.250%, maturing July 25, 2012			2,410,383
		Culligan International Company	B2	B-
1,462,500		Term Loan, 2.490%, maturing November 24, 2012			1,151,719
		N.E.W. Customer Services Companies, Inc.	B1	B+
4,486,868		Term Loan, 2.740%, maturing May 22, 2014			4,175,592
		NPC International	Ba3	B+
1,105,946		Term Loan, 2.024%, maturing May 03, 2013			1,040,971
		OSI Restaurant Partners, Inc.	B3	B+
511,156		Term Loan, 2.553%, maturing June 14, 2013			416,805
5,707,276		Term Loan, 2.563%, maturing June 14, 2014			4,653,810

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal, Food & Miscellaneous (continued)
			Seminole Hard Rock Entertainment	B1	BB
$1,000,000			Floating Rate Note, maturing March 15, 2014			$810,000
						17,772,690
Printing & Publishing: 10.1%
			American Achievement Corporation	B1	B+
590,365			Term Loan, 6.255%, maturing March 25, 2011			531,328
			Ascend Media Holdings, LLC	B3	B
889,527		(2)	Term Loan, 10.250%, maturing January 31, 2012			—
			Black Press, Ltd.	B1	B-
850,141		(3)	Term Loan, 2.256%, maturing August 02, 2013			556,842
1,400,232		(3)	Term Loan, 2.256%, maturing August 02, 2013			917,152
			Canwest Limited Partnership	Caa3	D
1,236,875		(3)	Term Loan, 0.000%, maturing July 13, 2014			991,046
			Caribe Information Investments, Inc.	B2	CCC+
2,724,496			Term Loan, 2.524%, maturing March 31, 2013			1,866,280
			Cengage Learning, Inc.	B2	B+
6,778,476			Term Loan, 2.730%, maturing July 03, 2014			5,808,307
			Cenveo Corporation	Ba3	BB-
2,752,301			Term Loan, 4.792%, maturing June 21, 2013			2,659,411
45,117			Term Loan, 4.792%, maturing June 21, 2013			43,594
		(1)	Dex Media East, LLC	NR	D
2,994,962		(3)	Term Loan, 2.240%, maturing October 24, 2014			2,418,432
		(1)	Dex Media West, LLC	NR	D
4,943,643			Term Loan, 7.000%, maturing October 24, 2014			4,461,638
			Flint Group	NR	NR
841,151			Term Loan, 2.889%, maturing December 31, 2014			771,056
353,279			Term Loan, 2.889%, maturing December 31, 2014			323,839
2,333,333			Term Loan, 2.889%, maturing May 29, 2015			2,138,890
EUR	666,667		Term Loan, 3.270%, maturing May 29, 2015			910,316
1,277,104			Term Loan, 2.889%, maturing December 31, 2015			$1,170,679
			Hanley Wood, LLC	Caa1	B-
2,681,572			Term Loan, 2.532%, maturing March 08, 2014			1,157,267
		(1)	Idearc, Inc.	NR	D
27,106,877		(2)	Term Loan, 6.250%, maturing November 17, 2014			13,161,365
			Intermedia Outdoor, Inc.	NR	NR
1,945,000			Term Loan, 3.283%, maturing January 31, 2013			1,556,000
			Mediannuaire Holding	NR	NR
EUR	1,771,848	(3)	Term Loan, 3.028%, maturing October 10, 2014			1,902,181
EUR	1,771,635	(3)	Term Loan, 3.528%, maturing October 09, 2015			1,901,951
			Merrill Communications, LLC	B1	CCC
5,527,710			Term Loan, 2.262%, maturing December 24, 2012			$4,415,258
			Nelson Canada	Ba3	B
4,900,000			Term Loan, 2.783%, maturing July 05, 2014			4,312,000
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 1.933%, maturing November 22, 2013			1,464,654
			PBL Media	B1	B
AUD	24,331,191		Term Loan, 6.367%, maturing February 05, 2013			18,186,110
			Prism Business Media Holdings / Penton Media, Inc.	Caa1	CCC
2,145,000			Term Loan, 2.539%, maturing February 01, 2013			$1,431,788
		(1)	R.H. Donnelley Corporation	NR	D
2,465,804			Term Loan, 6.750%, maturing June 30, 2011			2,229,499

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
$2,529,270		Term Loan, 6.750%, maturing June 30, 2011			$2,274,763
	(1)	Readers Digest	Ba1	B-
600,000		Debtor In Possession Term Loan, 13.5000%, maturing May 26, 2010			625,000
	(1)	Readers Digest	NR	D
924,663	(2)	Revolver, 4.535%, maturing March 02, 2013			443,838
332,460	(2)	Term Loan, 7.000%, maturing March 03, 2014			159,581
3,723,751	(2)	Term Loan, 4.241%, maturing March 03, 2014			1,787,400
		Source Media, Inc.	B2	B
3,453,293		Term Loan, 5.290%, maturing November 08, 2011			2,900,767
		Thomas Nelson Publishers	B1	B
1,837,776		Term Loan, 8.750%, maturing June 12, 2012			1,479,410
	(1)	Tribune Company	NR	NR
1,491,225	(2)	Term Loan, 5.250%, maturing June 04, 2014			772,951
		Valassis Communications, Inc.	Ba2	BB-
494,631	(3)	Term Loan, maturing March 02, 2014			467,426
505,369	(3)	Term Loan, maturing March 02, 2014			477,574
		Yell Group, PLC	NR	NR
2,000,000		Term Loan, 3.283%, maturing October 26, 2012			1,610,714
					90,286,307
Radio and TV Broadcasting: 6.5%
		Citadel Broadcasting Corporation	Caa3	CCC-
8,302,037		Term Loan, 2.040%, maturing June 12, 2014			5,718,028
		CMP KC, LLC	NR	NR
2,007,994		Term Loan, 6.250%, maturing May 03, 2011			250,999
		CMP Susquehanna Corporation	Caa3	CCC+
8,888,401		Term Loan, 2.250%, maturing May 05, 2013			6,524,086
		Cumulus Media, Inc.	Caa1	B
4,762,750		Term Loan, 4.237%, maturing June 11, 2014			3,923,315
		Emmis Communication	Caa2	NR
1,148,060		Term Loan, 4.283%, maturing November 01, 2013			881,136
		FoxCo Acquisition, LLC	B2	B
1,116,751		Term Loan, 7.250%, maturing July 14, 2015			1,035,786
	(1)	ION Media Networks, Inc.	NR	NR
575,599		Debtor In Possession Term Loan, 10.167%, maturing May 29, 2010			840,375
6,500,000	(2)	Term Loan, 6.381%, maturing January 15, 2012			1,760,415
		Local TV Finance, LLC	B3	B-
3,323,500		Term Loan, 2.240%, maturing May 07, 2013			2,737,733
		Nexstar Broadcasting Group	B1	B
3,644,990		Term Loan, 5.000%, maturing October 01, 2012			3,335,166
3,446,595		Term Loan, 5.004%, maturing October 01, 2012			3,153,634
		Regent Communications	Caa1	CCC
3,758,229		Term Loan, 6.000%, maturing November 21, 2013			2,865,650
		Sinclair Television Group, Inc.	Ba2	B
1,400,000		Term Loan, 6.500%, maturing October 31, 2015			1,405,834
		Spanish Broadcasting Systems	Caa3	CCC+
3,345,839		Term Loan, 2.040%, maturing June 11, 2012			2,777,046
		Univision Communications, Inc.	B2	B-
25,263,682		Term Loan, 2.533%, maturing September 29, 2014			20,834,655
					58,043,858

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Retail Stores: 7.2%
			Amscan Holdings, Inc.	B1	B
$1,950,000			Term Loan, 2.646%, maturing May 25, 2013			$1,771,250
			CBR Fashion Holding	NR	NR
EUR	750,000		Term Loan, 2.563%, maturing April 20, 2015			994,498
EUR	669,705		Term Loan, 2.813%, maturing April 19, 2016			888,027
			Claires Stores, Inc.	Caa2	B-
4,478,781			Term Loan, 3.033%, maturing May 29, 2014			$3,517,710
			Dollar General Corporation	Ba3	BB-
6,982,500			Term Loan, 3.008%, maturing July 07, 2014			6,569,660
			Dollarama Group, L.P.	Ba1	BB-
2,980,203			Term Loan, 2.031%, maturing November 18, 2011			2,928,049
			General Nutrition Centers, Inc.	B1	B
2,646,839			Term Loan, 2.529%, maturing September 16, 2013			2,445,018
			Guitar Center, Inc.	B3	B-
5,135,000			Term Loan, 3.740%, maturing October 09, 2014			4,326,238
			Harbor Freight Tools USA, Inc.	B1	B+
4,699,536			Term Loan, 9.750%, maturing February 12, 2013			4,711,285
			Michaels Stores, Inc.	B3	B
1,530,014			Term Loan, 2.563%, maturing October 31, 2013			1,324,100
2,059,053			Term Loan, 4.813%, maturing July 31, 2016			1,836,418
			Neiman Marcus Group, Inc.	B3	BB-
6,140,986			Term Loan, 2.291%, maturing April 06, 2013			5,255,659
			Oriental Trading Company, Inc.	Caa1	CCC
1,348,323			Term Loan, 9.750%, maturing July 31, 2013			1,108,996
			Petco Animal Supplies, Inc.	B1	B+
4,984,062			Term Loan, 2.516%, maturing October 25, 2013			4,703,709
			Phones 4U Group, Ltd.	NR	NR
GBP	337,877		Term Loan, 3.098%, maturing September 22, 2014			334,592
GBP	323,150		Term Loan, 3.598%, maturing September 22, 2015			320,008
			Pilot Travel Centers, LLC	Ba2	BBB-
1,100,000		(3)	Term Loan, maturing December 15, 2015			$1,102,750
			Rite Aid	B3	B+
5,922,468			Term Loan, 1.993%, maturing June 04, 2014			5,105,659
1,393,481			Term Loan, 6.000%, maturing June 04, 2014			1,287,809
1,500,000			Term Loan, 9.500%, maturing June 10, 2015			1,551,875
500,000			Term Loan, 9.500%, maturing June 10, 2015			517,292
			Sally Holding, LLC	B1	BB
2,567,841			Term Loan, 2.480%, maturing November 16, 2013			2,430,221
			Toys “R” Us, Inc.	B1	BB-
4,368,159			Term Loan, 4.486%, maturing July 19, 2012			4,224,145
			Vivarte	NR	NR
EUR	1,966,980		Term Loan, 2.431%, maturing March 09, 2015			2,374,834
EUR	1,966,980		Term Loan, 2.931%, maturing March 08, 2016			2,374,834
						64,004,636
Telecommunications Equipment: 1.2%
			CommScope, Inc.	Ba2	BB
624,698			Term Loan, 2.782%, maturing December 26, 2014			$596,586
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312		Term Loan, 2.515%, maturing March 10, 2014			7,639,629
			Sorenson Communications, Inc.	Ba3	B
2,696,708			Term Loan, 2.740%, maturing August 16, 2013			$2,529,288
						10,765,503

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Utilities: 5.6%
		Boston Generating, LLC	Caa2	CCC+
$1,062,345		Revolver, 2.533%, maturing December 20, 2013			$748,658
	5,250,800	Term Loan, 2.533%, maturing December 20, 2013			3,700,354
	1,794,089	Term Loan, 2.723%, maturing December 20, 2013			1,264,334
		Calpine Corporation	B2	B+
	8,577,281	Term Loan, 3.165%, maturing March 29, 2014			7,854,113
		Coleto Creek WLE, L.P.	B1	B+
	2,399,014	Term Loan, 3.019%, maturing June 28, 2013			2,195,097
	437,602	Term Loan, 3.033%, maturing June 28, 2013			400,406
		FirstLight Power Resources, Inc.	B1	B+
	2,635,312	Term Loan, 2.813%, maturing November 01, 2013			2,419,546
	906,823	Term Loan, 2.813%, maturing November 01, 2013			832,577
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 4.813%, maturing May 01, 2014			518,937
		Infrastrux Group, Inc.	B2	B
	3,992,857	Term Loan, 8.000%, maturing November 05, 2012			3,773,249
		MACH Gen, LLC	Ba3	BB-
	258,928	Term Loan, 2.283%, maturing February 22, 2013			239,940
		NRG Energy, Inc.	Baa3	BB+
	2,161,075	Term Loan, 2.033%, maturing February 01, 2013			1,988,189
		Texas Competitive Electric Holdings Company, LLC	B1	B+
	2,905,391	Term Loan, 3.742%, maturing October 10, 2014			2,177,227
	7,170,741	Term Loan, 3.742%, maturing October 10, 2014			5,328,262
	6,719,188	Term Loan, 3.775%, maturing October 10, 2014			5,030,992
	4,000,000	Term Loan, 3.742%, maturing October 10, 2014			2,960,556
		TPF Generation Holdings, LLC	Ba3	BB
	1,164,934	Term Loan, 2.598%, maturing December 15, 2011			1,099,406
	1,378,412	Term Loan, 2.234%, maturing December 15, 2013			1,300,877
	1,284,619	Term Loan, 2.598%, maturing December 15, 2013			1,212,359
		TPF Generation Holdings, LLC	B3	B+
	2,000,000	Term Loan, 4.494%, maturing December 15, 2014			1,703,334
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 4.933%, maturing October 24, 2012			1,625,976
GBP	1,320,000	Term Loan, 5.018%, maturing October 24, 2012			1,793,829
					50,168,218
		Total Senior Loans (Cost $1,152,929,486)			1,019,280,304
OTHER CORPORATE DEBT: 0.1%
Diversified / Conglomerate Manufacturing: 0.1%
		Flextronics International, Ltd.	Ba1	BB+
	906,250	Term Loan, 2.518%, maturing October 01, 2014			$834,278
	259,790	Term Loan, 2.534%, maturing October 01, 2014			239,159
					1,073,437
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	NR
	297,646	Subordinated Loan, 2.500%, maturing August 07, 2013			78,876
					78,876
		Total Other Corporate Debt (Cost $1,160,428)			1,152,313

EQUITIES AND OTHER ASSETS: 0.0%

	Description		Market Value USD
(@), (R)	Decision One Corporation (417,344 Common Shares)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		180,828
(@), (R)	Ferretti SPA (Warrants for 0.161% Participation Interest)		—
(@), (R)	US Shipping Partners, L.P. (19,404 Common Shares)		—
	Total for Equities and Other Assets (Cost $295,535)		180,828
	Total Investments (Cost $1,154,385,449)**	114.1%	$1,020,613,445
	Other Assets and Liabilities - Net	(14.1)	(126,170,389)
	Net Assets	100.0%	$894,443,056

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

*

Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by Moody’s Investor Services, Inc. are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(2)	Loan is on non-accrual basis.
(3)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
EUR	Euro
GBP	British Pound Stirling
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,155,235,555.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$7,644,318
	Gross Unrealized Depreciation	(142,266,428)
	Net Unrealized Depreciation	$(134,622,110)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Senior Loans	$—	$1,002,552,304	$16,728,000	$1,019,280,304
Other Corporate Debt	—	1,152,313	—	1,152,313
Equities and Other Assets	—	—	180,828	180,828
Total	$—	$1,003,704,617	$16,908,828	$1,020,613,445

Other Financial Instruments+
Forward foreign currency contracts	—	658,882	—	658,882
Total	$—	$—	$—	$1,021,272,327

Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(89,444)	$—	$(89,444)
Total Liabilities	$—	$—	$—	$(89,444)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Trust’s assets and liabilities during the period ended November 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/28/09	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 11/30/09
Senior Loans	$29,258,547	$—	$—	$—	$504,812	$1,352,039	$(26,288,795)	$11,901,397	$—	$—	$16,728,000
Equities and Other Assets	612,025	—	—	—	—	—	(382,047)	(49,150)	—	—	180,828
Total	$29,870,572	$—	$—	$—	$504,812	$1,352,039	$(26,670,842)	$11,852,247	$—	$—	$16,908,828

As of November 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,368,804.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

At November 30, 2009 the following forward foreign currency contracts were outstanding for ING Senior Income Fund :

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
Australian Dollar
AUD 19,920,000	Sell	02/26/10	$18,377,395	$18,056,321	$321,074
British Pound Sterling
GBP 7,500,000	Sell	12/31/09	12,527,175	12,314,760	212,415
British Pound Sterling
GBP 4,800,000	Sell	01/29/10	7,837,488	7,879,853	(42,365)
British Pound Sterling
GBP 813,000	Sell	02/26/10	1,356,986	1,334,389	22,597
Euro
EUR 39,545,000	Sell	12/31/09	59,231,912	59,278,991	(47,079)
Euro
EUR 5,978,000	Sell	01/29/10	8,964,850	8,960,253	4,597
Euro
EUR 4,500,000	Sell	02/26/10	6,806,340	6,743,896	62,444
Sweden Kronor
SEK 16,913,750	Sell	12/30/09	2,434,391	2,418,347	16,044
Sweden Kronor
SEK 6,191,250	Sell	02/26/10	905,171	885,460	19,711
			$118,441,708	$117,872,270	569,438

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Foreign exchange contracts	$569,438
Total	$569,438

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010